Taxation - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets,
Tax loss carryforwards	¥ 222,733	¥ 162,281
Accruals and other liabilities	3,985	2,301
Advertising expenses carryforwards	79,256	60,668
Defined benefit liabilities	205	381
Total deferred tax assets	306,179	225,631
Less: Valuation allowance	(305,974)	(225,250)	¥ (151,125)
Total deferred tax assets, net	205	381
Deferred tax liabilities
Intangible assets from business acquisitions	21	124
Total deferred tax liabilities	21	¥ 124
2019
Deferred tax assets,
Tax loss carryforwards	21,671
2020
Deferred tax assets,
Tax loss carryforwards	83,484
2021
Deferred tax assets,
Tax loss carryforwards	262,310
2022
Deferred tax assets,
Tax loss carryforwards	356,284
2023
Deferred tax assets,
Tax loss carryforwards	¥ 293,411